Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of Transactions Between Related Parties	Compensation for Executive Management and Board of Directors (“BOD”)

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Fees, salaries and other short-term employee benefits	4,232	4,235	2,374
Post-employment benefits	441	188	187
Share-based compensation	18,435	4,741	1,449
Total compensation for Executive Management and BOD	23,108	9,164	4,010

In thousands of USD	January 1, 2019 to June 30, 2019
Amount recognized in relation to the change in the contingent consideration liabilities	2,517
R&D related to clinical and development activities	702
R&D related to Employee expenses	386
Total	3,605
General and administrative expenses

In thousands of USD	January 1, 2019 to June 30, 2019
Related to share-based compensation (Note 11.4)	360
Related to the pension plan (Note 20)	51
Related to other employee-related benefits	340
Related to other professional services	271
Related to other administrative expenses	171
Related to other	7
Total	1,200